Quarterly Results of Operations (Unaudited) (Quarterly Results of Operations) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Results of Operations (Unaudited)
Total revenues	$ 9,304	$ 10,772	$ 8,833	$ 9,862	$ 10,585	$ 9,857	$ 9,252	$ 9,037	$ 38,771	$ 38,731	$ 35,300
Total expenses	8,480	9,637	7,945	8,170	9,224	8,017	8,210	7,889	34,232	33,340	32,478
Income (loss) from continuing operations, net of income tax	631	268	668	1,190	979	1,303	749	828	2,757	3,859	2,141
Income (loss) from discontinued operations, net of income tax	0	0	0	0	0	0	0	(3)	0	(3)	1
Net income (loss)	631	268	668	1,190	979	1,303	749	825	2,757	3,856	2,142
Less: Net income (loss) attributable to noncontrolling interests	1	(8)	6	1	1	(7)	0	1	0	(5)	(7)
Net income (loss) attributable to Metropolitan Life Insurance Company	$ 630	$ 276	$ 662	$ 1,189	$ 978	$ 1,310	$ 749	$ 824	$ 2,757	$ 3,861	$ 2,149